Cash and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Disclosure of cash and cash and restricted cash
	December 31, 2019	December 31, 2018

Components of cash and restricted cash:
Cash	$660	$1,653
Restricted cash	115	115
	$775	$1,768